13. STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

On April 9, 2009, the Fincera Inc. 2009 Equity Incentive Plan (the “2009 Incentive Plan”) was approved by the shareholders of the Company. Under the terms of the 2009 Incentive Plan, 3,350,000 ordinary shares were reserved for issuance. All directors, employees and consultants of Fincera and its related parties are eligible to be granted awards under the 2009 Plan.

On September 24, 2015, the Fincera Inc. 2015 Omnibus Equity Incentive Plan (the “2015 Incentive Plan”) took effect and replaced the 2009 Incentive Plan. Effective on and after that date, no new awards will be granted under the 2009 Incentive Plan, although all outstanding awards under that plan will remain outstanding according to their terms and the terms of that plan. Under the terms of the 2015 Incentive Plan, 5,200,000 ordinary shares are reserved for issuance. The 2015 Incentive Plan provides for the grant of incentive and nonstatutory stock options, stock appreciation rights, restricted stock, unrestricted stock, restricted stock units, performance units, performance shares, deferred compensation awards and other stock-based awards. All directors, employees and consultants of Fincera and its related parties are eligible to be granted awards under the 2015 Incentive Plan. The Board of Directors of the Company may amend or terminate the 2015 Incentive Plan at any time. Certain amendments, including an increase in the share reserve, require shareholder approval.

The total vesting period for stock options granted by the Company is four years, with 25% of the options vesting one year after the date of grant and the remaining 75% vesting ratably each month for three years thereafter. The options have a total term of 10 years. The Company will issue new shares to the holders of stock options upon exercise of the options. The Board of Directors may grant stock options to employees, directors and consultants to the Company to purchase shares of the Company’s common stock at an exercise price not less than the fair market value of the stock at the date of grant.

On September 13, 2018, the Company granted 10,000 shares of unrestricted stock to employees under the terms of the 2015 Incentive Plan.

Below is the summary of stock options of the 2015 Incentive Plan. The exercise price represents the closing price of the Company’s ordinary shares on the date of grant.

		Exercise Price
Date of Grant	Shares Granted	RMB	USD
24-Sep-15	1,027,916	91.48	14.00
28-Dec-15	279,616	87.39	13.38
29-Apr-16	272,400	88.54	13.55
Sep-27-16	42,000	88.87	13.60
Nov-29-16	314,000	88.87	13.60
Apr-28-17	71,360	106.80	16.35
Jun-16-17	16,000	103.24	15.80
Oct-13-17	531,656	111.08	17.00
Sep-13-18	10,000	85.79	12.50

Due to the change from the new business model launched in the third quarter of year 2018, there are 255 former employees who are turned into brokers and operate independently of the Company. At the time of the change, the number of the stock options held by these former employees is 882,072. The total unamortized compensation expense for these stock options as of December 31, 2018 is USD$1,587.5. The terms in the Company’s stock option award agreement are applicable for both brokers and employees. With the new ASC 718 effective on January 1st 2018, the Company continues the same accounting treatment to calculate the future compensation expense of brokers’ stock options. Stock options granted to employees by Fincera were subject to amortization of their fair value at the grant date over the subsequent vesting period of four years as per ASC 718. For the brokers who are former employees and hold stock options, their stock options are still subject to the amortization of stock-based compensation originating from their grant date.

During the years ended December 31, 2018, 2017 and 2016, 275,979, 301,574 and 288,028 stock options have been forfeited, respectively, as a result of the resignation of the employees or the termination of service relations with the brokers. In connection with the grant of stock options to employees, the Company recorded compensation expense charges in general and administrative expenses of RMB 13,269, RMB 20,052 and RMB 8,399 for the years ended December 31, 2018, 2017 and 2016, respectively, based on the estimated fair value of the options on the date of grant. No stock-based compensation charges were recorded for non-employees for the years ended December 31, 2017 and 2016. In 2018, due to the implementation of new broker business model, approximately 255 brokers who used to be Fincera’s employees are granted stock options. The stock-based compensation charges were recorded for those non-employees under the requirements of ASC 718. Per share fair value of the stock options granted has been estimated using the Black-Scholes option-pricing model with the following assumptions:

Date of Grant	September 24, 2015	December 28, 2015	April 29, 2016	September 27, 2016	November 29, 2016

Dividend yield (1)	None	None	None	None	None
Risk-free interest rate (2)	1.84%	2.05%	2.05%	1.39%	2.12%
Volatility (3)	26%	25%	41%	32%	32%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

Date of Grant	April 28, 2017	June 16, 2017	October 13, 2017	September 13, 2018

Dividend yield (1)	None	None	None	None
Risk-free interest rate (2)	2.10%	1.97%	2.02%	2.90%
Volatility (3)	23%	21%	18%	63.11%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.
(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on its historical monthly price observations.
(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

The following table summarizes outstanding options at December 31, 2018, and the related weighted average fair value and life information:

	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2018	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2018	Weighted Average Exercise Price

$4.75 to $17.00	3,980,671	$5.09	3.51	3,388,739	$8.35

A summary of option activity under the employee share option plan as of December 31, 2018, 2017 and 2016, and changes during the three years then ended is presented as follows:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2016	4,318,084	$8.52	5.76	$21,779
Exercised	(3,072)	$7.25
Granted	628,400	$13.58
Forfeited	(288,028)	$13.92
Outstanding at December 31, 2016	4,655,384	$8.87	5.17	$28,548
Exercised	(603,299)	$7.20
Granted	619,016	$16.90
Forfeited	(301,574)	$13.94
Outstanding at December 31, 2017	4,369,527	$9.89	4.85	$54,984
Exercised	(122,877)	$12.53
Granted	10,000	$12.50
Forfeited	(275,979)	$15.24
Outstanding at December 31, 2018	3,980,671	$9.44	3.51	$24,252

A summary of unvested options under the employee share option plan as of December 31, 2018, and changes during the year then ended is presented as follows:

Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2018	1,260,630	$3.65
Granted	10,000	$7.51
Vested	(402,719)	$5.52
Forfeited or exercised	(275,979)	$4.53
Unvested at December 31, 2018	591,932	$4.87
Expected to vest thereafter	591,932	$4.87

As of December 31, 2018, 3,388,739 of the share options are vested and exercisable and a total of RMB 19,503 of compensation expense pertaining to options remains unrecognized. This amount will be recognized as compensation expense ratably over the remaining vesting period. The weighted average remaining vesting period of the options is 3.51 years.

Restricted Stock Units (“RSUs”) are share awards that entitle the holder to receive shares of the Company’s common stock upon vesting. The total vesting period for RSUs granted by the Company is four years, with 25% of the RSUs vesting on each anniversary from the date of grant. A summary of RSU transactions for all equity compensation plans follows:

	Number of Shares	Weighted-Average Grant Date Fair value	Aggregate Intrinsic Value
RSUs outstanding at January 1, 2018	8,000	$17.00	$136
Granted	—	—	—
Forfeited	—	—	—
Vested	2,000	17.00	34
RSUs outstanding at December 31, 2018	6,000	$17.00	$102

At December 31, 2018, total unrecognized compensation expense related to non-vested RSUs granted prior to that date was RMB 651, which is expected to be recognized over a weighted-average period of 2.8 years. The Company granted 8,000 shares of restricted stock options on October 13, 2017 and there were no RSUs granted during 2018.